Segment Reporting (Details) - Schedule of Revenues - Other Operating Segment [Member] - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Total revenues		$ 4,994,044	$ 6,584,729
Application development services [Member]
REVENUES:
Total revenues	[1]	884,538	2,179,167
Consulting and technical support services [Member]
REVENUES:
Total revenues		2,383,000	1,477,740
Subscription services [Member]
REVENUES:
Total revenues		215,355	294,528
Trading revenue [Member]
REVENUES:
Total revenues		1,375,319	2,605,970
Other revenue [Member]
REVENUES:
Total revenues		$ 135,832	$ 27,324

[1]	For the six months ended June 30, 2024 and 2023, certain application development service arrangements included sales of IT equipment. Such revenue of $292,101 and $1,247,232 was included in the application development service revenue for the six months ended June 30, 2024 and 2023, respectively.